Note 6 - Disclosures to the Consolidated Statements of Income or Loss (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade receivables	€ 24	€ 20	€ 0
Total contract liabilities	42	0	0
Transaction price allocated to remaining performance obligations	116	42	0
Impairment loss recognised in profit or loss, property, plant and equipment	39,264	1,965	0
Maximum advance payments from customers		4,000
Gains (losses) on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	645	0	0
Tax income (expense)	0	0	0
Deferred tax expense (income)	(0)	18	0
Deferred tax assets	19,534	2,400	€ 1,452
Current deferred tax assets	948	314
Current deferred tax liabilities	3,363	47
Tax effect of transaction cost	532	937
Deferred tax assets on transaction costs recognized in equity	0	18
Property, plant and equipment 1 [member]
Statement Line Items [Line Items]
Deferred tax assets	15,975
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	0	54
Advance payment for assets intended for the development of prototypes [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		€ 1,965
Sion CGU [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	39,264
Impairment loss	41,182
Sion CGU [member] | Intangible assets other than goodwill [member]
Statement Line Items [Line Items]
Impairment loss	170
Sion CGU [member] | Right-of-use assets [member]
Statement Line Items [Line Items]
Impairment loss	€ 1,748